Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 15 – INCOME TAXES

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2018 and 2017 are presented below:

	For the Years Ended
	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$3,328,192	$2,058,299
Receivable allowance	30,800	27,000
Stock-based compensation	244,157	200,471
Accruals	44,816	20,250
Intangible assets	527,235	603,746
Deferred revenues	166,025	264,330
Gross deferred tax asset	4,341,225	3,174,096

Deferred tax liabilities:
Beneficial conversion feature	(352,111)	-
Deferred Rent	(5,798)	-

Gross deferred tax liabilities	(357,909)	-

Net deferred tax assets	3,983,316	3,174,096

Valuation allowance	(3,983,316)	(3,174,096)

Net deferred tax assets, net of valuation allowance	$-	$-

The income tax (provision) benefit for the periods shown consist of the following:

	For the Years Ended
	December 31,
	2018	2017
Federal:
Current	$-	$-
Deferred	606,915	2,050,319
State and local:
Current	-	-
Deferred	202,305	585,806
	809,220	2,636,125
Change in valuation allowance	(809,220)	(2,389,598)
Income tax (provision) benefit	$-	$246,527

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	For the Years Ended
	December 31,
	2018	2017

Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	7.0%	6.0%
Permanent differences	(0.6)%	(0.8)%
Income passed through to non-controlling interests	(0.0)%	(4.1)%
Change in effective rate	(3.0)%	(9.8)%
Other	(0.1)%	(0.9)%
Change in valuation allowance	(24.3)%	(13.1)%

Effective income tax rate	0.0%	(1.7)%

At December 31, 2018, the Company had approximately $11.9 million each of federal and state net operating losses (“NOLS”) that may be available to offset future taxable income. The net operating loss carry-forwards, if not utilized, will expire from 2030 to 2038 for federal purposes. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carry-forwards could be subject to annual limitations if there have been greater than 50% ownership changes. The Company completed a Section 382 analysis and determined that none of its net operating losses would be limited.

The Company has filed income tax returns in the U.S. federal jurisdiction and the states of California, New Jersey, Texas and New York. The Company’s tax return filed for 2018, 2017, 2016 and 2015 remains subject to examination.

The Company is in the process of filing its amended U.S. Federal and State tax returns for the years ended December 31, 2017, 2016 and 2015. The NOLS for the years will not be available until the returns are filed. Assuming these returns are filed, as of December 31, 2018 the company had approximately $7.6 million of Federal and State NOLS that may be available to offset future taxable income.

On December 22, 2017, the Tax Cuts and Jobs Act (the “2017 Tax Act”) was enacted. The 2017 Tax Act includes a number of changes to existing U.S. tax laws that impact the company, most notably a reduction of the U.S. corporate income tax rate from 35 percent to 21 percent for tax years beginning after December 31, 2017. The company measures deferred tax assets and liabilities using enacted tax rates that will apply in the years in which the temporary differences are expected to be recovered or paid. Accordingly, the company’s deferred tax assets and liabilities were remeasured to reflect the reduction in the U.S. corporate income tax rate from 35% to 21%, resulting in a $1,529,547 decrease in net deferred tax assets for the year ended December 31, 2017 and a corresponding $1,529,547 decrease in valuation allowance as of December 31, 2017.

The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the 2017 Tax Act. SAB 118 provides a measurement period that should not extend beyond one year from the 2017 Tax Act enactment date for companies to complete the accounting for the income tax effects of certain elements of the 2017 Tax Act. In accordance with SAB 118, we have recognized the provisional tax impacts related to the remeasurement of deferred tax assets and liabilities and included these amounts in our financial statements for the year ended December 31, 2018 and 2017. The ultimate impact may differ from these provisional amounts, possibly materially, due to, among other things, additional analysis, changes in interpretations and assumptions we have made, additional regulatory guidance that may be issued, and actions we may take as a result of the 2017 Tax Act.